Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three and six months ended June 30, 2026, and 2025, is comprised of:

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	215,708	216,641	433,373	424,773
Share-based payments	8,960	—	769,985	1,316,483
	224,668	216,641	1,203,358	1,741,256